PATHFINDER FUND

                             * * * *

                        Semi-Annual Report
                           (Unaudited)
                November 1, 1997 - April 30, 1998


                A NOTE FROM YOUR FUND'S PRESIDENT


     From November 1, 1997 - April 30, 1998, PATHFINDER FUND gained about 2%* as small caps/microcaps lagged the powerful blue chip advance.

     Many market gurus believe that over any reasonable period small caps outperform blue chips.

     The longer blue chip stocks outperform smaller cap stocks, the greater the pressure for small caps to enter a period of substantially outperforming blue chips.

     We believe we are close to a major turn in the market as blue chips become more overvalued and small caps, by comparison, are greater bargains. Unfortunately, we cannot pinpoint when this small cap rally will begin, but we believe it will be soon. And we're ready.

     At this writing, the Fund's Manager (including its officers and directors) owns more than 9% of the Fund's shares.

     The Fund's price is quoted in the Wall Street Journal, Investor's Business Daily and some other major newspapers. If we're not in your paper, call (800) 444-4778 for daily prices.


                                        /s/ Ed Bernstein

* The Fund's average total returns, as computed according to the SEC's rules, were as follows:

              Period
        Ended April 30, 1998       Average Total Return
        ====================       ====================
                1-year                  42.59 %
                3-years                 20.68 %
                5-years                 15.73 %
               10-years                  6.56 %

Past performance is not predictive of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.



                         PATHFINDER FUND
                     Schedule of Investments
                          April 30, 1998
                           (Unaudited)

Shares                                            Market Value

               COMMON STOCKS (99.94%)


               BIO-TECH (2.26%)
14,000         Synbiotics Corporation             $     45,500
10,000         Trinity Biotech plc ADR                  24,060
                                                     ---------
               Total . . . . . . . . . . . . .          69,560
                                                     ---------


               COMMUNICATIONS (8.76%)
 2,700         Alpine Group (The), Inc.                 56,195
 3,600         Applied Signal Technology, Inc.          42,300
 6,500         CTC Communications Corp.                 48,750
 5,000         EIS International, Inc.                  31,250
 5,000         FastComm Communications                   9,220
 6,500         Intelect Communications, Inc.            42,250
 7,000         International FiberCom, Inc.             39,816
                                                     ---------
               Total . . . . . . . . . . . . .         269,781
                                                     ---------


               COMPUTER SYSTEMS/PERIPHERALS (2.03%)
46,600         AW Computer Systems, Inc.                 1,864
21,000         Mitek Systems, Inc.                      22,323
 5,000         ZOOM Telephonics, Inc.                   38,125
                                                     ---------
               Total . . . . . . . . . . . . .          62,312
                                                     ---------
               DATA PROCESSING SYSTEMS/TRAINING (6.75%)
12,000         Canterbury Information Tech.             18,756
 6,400         Computer Outsourcing Services            60,800
 3,600         FDP Financial Data Planning*             43,200
 6,600         4Front Technologies, Inc.                84,975
                                                     ---------
               Total . . . . . . . . . . . . .         207,731
                                                     ---------

               DIVERSIFIED OPERATIONS (9.32%)
 3,000         Astronics Corporation                    35,625
 2,500         Baker (Michael) Corp.                    24,533
 5,500         Quixote Corporation                      61,188
 3,000         SL Industries, Inc.                      43,875
 4,600         Summa Industries                         60,232
 6,100         Team, Inc.                               19,063
10,000         Weston (Roy F.), Inc.                    41,880
                                                     ---------
               Total . . . . . . . . . . . . .         286,396
                                                     ---------

               ELECTRONICS (4.33%)
32,000         All American Semiconductor               50,016
 8,000         Pacific Aerospace & Electronics          52,000
 4,000         Titan Corporation (The)                  31,000
                                                     ---------
               Total . . . . . . . . . . . . .         133,016
                                                     ---------

               FOOD/RESTAURANT (4.88%)
 5,000         Au Bon Pain Co., Inc.                    45,565
10,000         Fresh Juice Co. (The), Inc.              29,690
10,000         Furr's/Bishop's, Inc.                     9,062
 7,000         Main St. and Main, Inc.                  26,250
 8,000         Vermont Pure Holdings, Ltd.              39,000
                                                     ---------
               Total . . . . . . . . . . . . .         150,567
                                                     ---------

               FURNITURE (4.38%)
26,500         DMi Furniture, Inc.                      84,482
 4,000         Kewaunee Scientific Corp.*               50,500
                                                     ---------
               Total . . . . . . . . . . . . .         134,982
                                                     ---------

               HEALTH/BEAUTY (3.09%)
 1,500         Barber's (The), Hairstyling              15,375
12,000         Bradley Pharmaceuticals                  23,256
14,000         CCA Industries, Inc.                     42,882
   600         Styling Technology Corp.                 13,500
                                                     ---------
               Total . . . . . . . . . . . . .          95,013
                                                     ---------

               INSTRUMENTATION/MEASURING/CONTROL (2.91%)
   700         Elbit Vision Systems, Ltd.                2,888
 3,000         JMAR Industries, Inc.                     8,532
 5,000         Medar, Inc.                              11,250
 2,500         Misonix, Inc.                            17,970
 7,000         Spectrum Control, Inc.                   49,000
                                                     ---------
               Total . . . . . . . . . . . . .          89,640
                                                     ---------

               INSURANCE/FINANCIAL SERVICES (1.37%)
 5,000         Atlantic American Corp.                  22,500
 4,000         ITEX Corporation                         19,752
                                                     ---------
               Total . . . . . . . . . . . . .          42,252
                                                     ---------

               LEISURE (8.01%)
 8,000         ARC International Corp.                  44,504
 3,400         Ballantyne of Omaha, Inc.                69,064
 2,000         Buckhead America Corp.                   15,500
 1,500         JAKKS Pacific, Inc.                      15,000
 8,000         PTI Holding, Inc.                        59,248
 8,000         Wells-Gardner Electronics                43,504
                                                     ---------
               Total . . . . . . . . . . . . .         246,820
                                                     ---------

               MANUFACTURING (9.36%)
31,500         Allied Devices Corporation               74,812
 6,000         Arrow-Magnolia International             34,878
 2,700         Genlyte Group                            68,683
 3,500         K-Tron International, Inc.               66,500
 6,000         PVC Container                            43,500
                                                     ---------
               Total . . . . . . . . . . . . .         288,373
                                                     ---------

               MEDICAL PRODUCTS/SERVICES (12.86%)
29,000         Biomerica, Inc.                          58,899
 7,000         Colorado MEDtech, Inc.                   69,125
 6,000         Del Global Technologies Corp.            73,500
 1,000         Hanger Orthopedic Group                  18,688
 6,000         Laboratory Specialists, Inc.             30,000
 9,500         Medical Action Industries, Inc.          33,250
 5,000         Mesa Laboratories, Inc.                  30,000
 1,000         OEC Medical Systems, Inc.                22,688
15,000         Star Multi Care Services, Inc.           36,570
10,000         Trimedyne, Inc.                          23,130
                                                     ---------
               Total . . . . . . . . . . . . .         395,850
                                                     ---------

               POWER/POWER CONVERSION SYSTEMS (1.68%)
 2,000         American Superconductor Corp.            26,876
 2,000         Corcom, Inc.                             25,000
                                                     ---------
               Total . . . . . . . . . . . . .          51,876
                                                     ---------

               RETAIL (6.96%)
 5,000         Family Bargain Corporation               13,440
 1,500         S & K Famous Brands, Inc.                24,375
 4,000         Shoe Carnival, Inc.                      45,500
 8,000         Shop At Home, Inc.                       27,504
10,000         Strouds, Inc.                            30,000
11,000         U.S. Home & Garden, Inc.                 73,568
                                                     ---------
               Total . . . . . . . . . . . . .         214,387
                                                     ---------

               SPECIALTY PACKAGING (2.18%)
 7,000         Advanced Deposition Tech.                24,500
10,000         Disc Graphics, Inc.                      42,500
                                                     ---------
               Total . . . . . . . . . . . . .          67,000
                                                     ---------

               OTHER (8.81%)
 1,000         Detection Systems, Inc.                  11,063
 3,200         Forensic Technologies Int'l.             57,200
10,500         International Business Schools           46,599
10,000         OTR Express, Inc.                        62,500
 3,400         Pacific Research & Engineering           18,914
10,000         Recycling Industries, Inc.               75,000
                                                     ---------
               Total . . . . . . . . . . . . .         271,276
                                                     ---------

Total Investments in Securities
(Cost $2,566,196)**                99.94 %           3,076,832
                                  ------             ---------
Other Assets in Excess of
Liabilities                          .06 %               1,716
                                  ------             ---------

Total Net Assets                  100.00 %         $ 3,078,548
                                  ======             =========


 *   Income-producing security

** Cost for federal income tax purposes is $2,566,196, and net unrealized appreciation consists of:

          Gross Unrealized Appreciation            $   775,363
          Gross Unrealized Depreciation               (264,727)
                                                     ---------
               Net Unrealized Appreciation         $   510,636
                                                     =========


                See Notes to Financial Statements



                         PATHFINDER FUND
               Statement of Assets and Liabilities
                          April 30, 1998
                            (Unaudited)


ASSETS:

Investments in securities, at market value
   (identified cost $2,566,196)
   (Notes 2A and 3). . . . . . . . . . . . . .     $ 3,076,832
Cash . . . . . . . . . . . . . . . . . . . . .          17,101
Receivables:
   Investment securities sold. . . . . . . . .          28,314
   Capital shares sold . . . . . . . . . . . .             105
                                                     ---------
     Total Assets. . . . . . . . . . . . . . .       3,122,352
                                                     ---------
LIABILITIES:

Payables:
   Investment securities purchased . . . . . .          17,891
   Capital shares redeemed . . . . . . . . . .           9,740
Accrued expenses . . . . . . . . . . . . . . .          16,173
                                                     ---------
     Total Liabilities . . . . . . . . . . . .          43,804
                                                     ---------

NET ASSETS . . . . . . . . . . . . . . . . . .     $ 3,078,548
                                                     =========

Net asset value, offering and redemption
  price per share
  ($3,078,548 / 312,053 shares). . . . . . . .     $      9.87
                                                         =====
At April 3, 1998, the components of
  net assets were as follows:
     Paid-in capital . . . . . . . . . . . . .     $ 2,406,789
     Accumulated loss on net investment
       income. . . . . . . . . . . . . . . . .         (26,819)
     Accumulated net realized gain on
       investments . . . . . . . . . . . . . .         187,942
     Net unrealized appreciation
       of investments. . . . . . . . . . . . .         510,636
                                                     ---------
          Net Assets . . . . . . . . . . . . .     $ 3,078,548
                                                     =========


                See Notes to Financial Statements



                         PATHFINDER FUND
                     Statement of Operations
            For the Six Months Ended April 30, 1998
                           (Unaudited)


INVESTMENT INCOME:

Income:
   Dividends  . . . . . . . . . . . . . . . .      $     2,051
                                                       -------

Expenses:
   Investment Advisory Fee (Note 4) . . . . .           14,224
   Transfer Agent . . . . . . . . . . . . . .           12,056
   Custody. . . . . . . . . . . . . . . . . .            5,746
   Professional Fees. . . . . . . . . . . . .            6,767
   Insurance. . . . . . . . . . . . . . . . .            3,100
   Accounting and Pricing . . . . . . . . . .           10,249
   Trustee Fees . . . . . . . . . . . . . . .            3,047
   Registration Fees. . . . . . . . . . . . .            3,541
   Miscellaneous. . . . . . . . . . . . . . .              494
                                                       -------
          Total expenses. . . . . . . . . . .           59,224

Reimbursement of expenses (Note 4). . . . . .         ( 30,048)
Fee reduction (Note 5). . . . . . . . . . . .         (    306)
                                                       -------
          Net expenses. . . . . . . . . . . .           28,870
                                                       -------
               Net investment loss. . . . . .         ( 26,819)
                                                       -------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS

Net realized gain
  on investment securities . . . . . . . . . .         201,338

Net decrease in unrealized
  appreciation of investment securities. . . .        (134,311)
                                                       -------

          Net gain on investments . . . . . .           67,027
                                                       -------

          Net increase in net assets
            resulting from operations . . . .      $    40,208
                                                       =======


                See Notes to Financial Statements




                         PATHFINDER FUND
                Statement of Changes in Net Assets

                                Six Months             Year
                                  Ended               Ended
                             April 30, 1998      October 31, 1997
                           ----------------      ----------------
                              (Unaudited)

Operations:
  Net investment loss. . . . . . $  ( 26,819)      $  ( 36,421)
  Net realized gain on
    investment securities. . . .     201,338           122,953
  Net change in unrealized
    appreciation (depreciation)
    of investment securities . .    (134,311)          746,365
                                   ---------         ---------

  Net increase in net assets
    resulting from operations. .      40,208           832,897
                                   ---------         ---------

  Distributions from net
    realized gains ($0.43 and
    $1.18, respectively) . . . .    (136,349)         (393,026)
                                   ---------         ---------

  Capital share transactions: (a)
    Shares sold. . . . . . . . .   1,937,337         5,456,390
    Shares reinvested. . . . . .     124,959           344,646
    Shares redeemed. . . . . . .  (2,703,999)       (5,664,594)
                                   ---------         ---------

  Net increase (decrease)
    from capital share
    transactions . . . . . . . .    (641,703)          136,442
                                   ---------         ---------

    Total increase (decrease)
      in net assets. . . . . . .    (737,844)          576,313

  Net assets at the beginning
    of the period. . . . . . . .   3,816,392         3,240,079
                                   ---------         ---------

  Net assets at the end
    of the period. . . . . . . . $ 3,078,548       $ 3,816,392
                                   =========         =========


(a) A summary of capital
    share transactions
    (number of shares) is
    as follows:
      Shares sold. . . . . . . .       202,343          563,800
      Shares reinvested. . . . .        14,718           46,637
      Shares redeemed. . . . . .      (282,158)        (593,061)
                                       -------          -------
    Net increase (decrease). . .       (65,097)          17,376
                                       =======          ========


                See Notes to Financial Statements



                         PATHFINDER FUND

FINANCIAL HIGHLIGHTS
_________________________________________________________________

                                                Six Months Ended
                                                 April 30, 1998
                                                   (Unaudited)

PER SHARE DATA
Net asset value at beginning of period. . . .     $   10.12
                                                      -----
Income from investment operations
Net investment income (loss). . . . . . . . .          (.09)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .           .27
                                                      -----
    Total from investment operations. . . . .           .18
                                                      -----
Less distributions
Distributions from realized gains . . . . . .         ( .43)
Distributions from paid-in capital. . . . . .           --
                                                      -----
   Total dividends and distributions. . . . .         ( .43)
                                                      -----
Net asset value at end of year. . . . . . . .     $    9.87
                                                      =====

TOTAL RETURN                                           2.43 %*

RATIOS / SUPPLEMENTAL DATA
Net assets at end of period
  (000's omitted) . . . . . . . . . . . . . .          3,079
Ratio of expenses to average
  net assets (a). . . . . . . . . . . . . . .          1.80 %
Ratio of expenses-net (b) . . . . . . . . . .          1.78 %
Ratio of net investment income
 (loss) to average net assets (c) . . . . . .         (1.66)%
Portfolio turnover rate . . . . . . . . . . .         14.53 %*
Average commission rate per share . . . . . .     $    0.0300
Borrowings for the period:
  Amount of debt outstanding
    at the end of period (000's omitted). . .           --
  Average amount of debt
    outstanding during the period
    (000's omitted) (d) . . . . . . . . . . .      $    253
  Average number of shares
    outstanding during the period
    (000's omitted) (d) . . . . . . . . . . .           347
  Average amount of debt per
    share during the period (d) . . . . . . .      $   0.73

* Not annualized


                                                    Year Ended
                                                 October 31, 1997

PER SHARE DATA
Net asset value at beginning of year. . . . .     $    9.01
                                                      -----
Income from investment operations
Net investment income (loss). . . . . . . . .          (.10)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .          2.39
                                                      -----
    Total from investment operations. . . . .          2.29
                                                      -----
Less distributions
Distributions from realized gains . . . . . .         (1.18)
Distributions from paid-in capital. . . . . .           --
                                                      -----
   Total dividends and distributions. . . . .         (1.18)
                                                      -----
Net asset value at end of year. . . . . . . .     $   10.12
                                                      =====

TOTAL RETURN                                          30.26 %

RATIOS / SUPPLEMENTAL DATA
Net assets at end of year
  (000's omitted) . . . . . . . . . . . . . .          3,816
Ratio of expenses to average
  net assets (a). . . . . . . . . . . . . . .          1.37 %
Ratio of expenses-net (b) . . . . . . . . . .          1.28 %
Ratio of net investment income
 (loss) to average net assets (c) . . . . . .         (1.08)%
Portfolio turnover rate . . . . . . . . . . .        130.56 %
Average commission rate per share . . . . . .     $    0.0327
Borrowings for the year:
  Amount of debt outstanding
    at end of year (000's omitted). . . . . .     $   1,096
  Average amount of debt
    outstanding during the year
    (000's omitted) (d). . . . . . . . . . . .    $      57
  Average number of shares
    outstanding during the year
    (000's omitted) (d) . . . . . . . . . . .           387
  Average amount of debt per
    share during the year (d) . . . . . . . .       $ 0.15



                                                    Year ended
                                                 October 31, 1996

PER SHARE DATA
Net asset value at beginning of year. . . . .     $    8.41
                                                       ----
Income from investment operations
Net investment income (loss). . . . . . . . .          (.07)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .          1.29
                                                       ----
    Total from investment operations. . . . .          1.22
                                                       ----
Less distributions
Distributions from realized gains . . . . . .          (.62)
Distributions from paid-in capital. . . . . .           --
                                                       ----
   Total dividends and distributions. . . . .          (.62)
                                                        ---
Net asset value at end of year. . . . . . . .     $    9.01
                                                       ====

TOTAL RETURN                                          15.60 %

RATIOS / SUPPLEMENTAL DATA
Net assets at end of year
  (000's omitted) . . . . . . . . . . . . . .         3,240
Ratio of expenses to average
  net assets (a). . . . . . . . . . . . . . .           .99 %
Ratio of expenses-net (b) . . . . . . . . . .           .99 %
Ratio of net investment income
 (loss) to average net assets (c) . . . . . .         (0.74)%
Portfolio turnover rate . . . . . . . . . . .        118.55 %
Average commission rate per share . . . . . .     $    0.0297
Borrowings for the year:
  Amount of debt outstanding
    at end of year (000's omitted). . . . . .           --
  Average amount of debt
    outstanding during the year
    (000's omitted) (d). . . . . . . . . . . .          --
  Average number of shares
    outstanding during the year
    (000's omitted) (d) . . . . . . . . . . .           317
  Average amount of debt per
    share during the year (d) . . . . . . .             --



                                                    Year ended
                                                 October 31, 1995


PER SHARE DATA
Net asset value at beginning of year. . . . .     $    6.87
                                                       ----
Income from investment operations
Net investment income (loss). . . . . . . . .          (.05)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .          1.59
                                                       ----
    Total from investment operations. . . . .          1.54
                                                       ----
Less distributions
Distributions from realized gains . . . . . .           --
Distributions from paid-in capital. . . . . .           --
                                                       ----
   Total dividends and distributions. . . . .           --
                                                       ----
Net asset value at end of year. . . . . . . .     $    8.41
                                                       ====

TOTAL RETURN                                          22.42 %

RATIOS / SUPPLEMENTAL DATA
Net assets at end of year
  (000's omitted) . . . . . . . . . . . . . .          2,183
Ratio of expenses to average
  net assets (a). . . . . . . . . . . . . . .          1.19 %
Ratio of expenses-net (b) . . . . . . . . . .          1.19 %
Ratio of net investment income
 (loss) to average net assets (c) . . . . . .         (0.72)%
Portfolio turnover rate . . . . . . . . . . .         59.89 %
Average commission rate per share . . . . . .           --
Borrowings for the year:
  Amount of debt outstanding
    at end of year (000's omitted). . . . . .           --
  Average amount of debt
    outstanding during the year
    (000's omitted) (d). . . . . . . . . . . .          --
  Average number of shares
    outstanding during the year
    (000's omitted) (d) . . . . . . . . . . .           327
  Average amount of debt per
    share during the year (d) . . . . . . . .           --


                                                    Year ended
                                                 October 31, 1994


PER SHARE DATA
Net asset value at beginning of year. . . . .     $    7.34
                                                       ----
Income from investment operations
Net investment income (loss). . . . . . . . .          (.39)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .           .27
                                                        ---
    Total from investment operations. . . . .          (.12)
                                                        ---
Less distributions
Distributions from realized gains . . . . . .           --
Distributions from paid-in capital. . . . . .          (.35)
                                                      -----
   Total dividends and distributions. . . . .          (.35)
                                                      -----
Net asset value at end of year. . . . . . . .     $    6.87
                                                       ====

TOTAL RETURN                                          (1.57)%

RATIOS / SUPPLEMENTAL DATA
Net assets at end of year
  (000's omitted) . . . . . . . . . . . . . .          2,632
Ratio of expenses to average
  net assets (a). . . . . . . . . . . . . . .          6.19 %
Ratio of expenses-net (b) . . . . . . . . . .          6.19 %
Ratio of net investment income
 (loss) to average net assets (c) . . . . . .         (5.56)%
Portfolio turnover rate . . . . . . . . . . .         89.62 %
Average commission rate per share . . . . . .           --
Borrowings for the year:
  Amount of debt outstanding
    at end of year (000's omitted). . . . . .           --
  Average amount of debt
    outstanding during the year
    (000's omitted) (d). . . . . . . . . . . .          --
  Average number of shares
    outstanding during the year
    (000's omitted) (d) . . . . . . . . . . .           456
  Average amount of debt per
    share during the year (d) . . . . . . . .           --



                                                    Year ended
                                                 October 31, 1993


PER SHARE DATA
Net asset value at beginning of year. . . . .     $    6.29
                                                       ----
Income from investment operations
Net investment income (loss). . . . . . . . .          (.29)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .          1.65
                                                       ----
    Total from investment operations. . . . .          1.36
                                                       ----
Less distributions
Distributions from realized gains . . . . . .           --
Distributions from paid-in capital. . . . . .          (.31)
                                                      -----
   Total dividends and distributions. . . . .          (.31)
                                                      -----
Net asset value at end of year. . . . . . . .     $    7.34
                                                       ====

TOTAL RETURN                                          21.80 %

RATIOS / SUPPLEMENTAL DATA
Net assets at end of year
  (000's omitted) . . . . . . . . . . . . . .          4,002
Ratio of expenses to average
  net assets (a). . . . . . . . . . . . . . .          4.41 %
Ratio of expenses-net (b) . . . . . . . . . .          4.41 %
Ratio of net investment income
 (loss) to average net assets (c) . . . . . .         (4.15)%
Portfolio turnover rate . . . . . . . . . . .         71.02 %
Average commission rate per share . . . . . .           --
Borrowings for the year:
  Amount of debt outstanding
    at the end of year (000's omitted). . . .           --
  Average amount of debt
    outstanding during the year
    (000's omitted) (d). . . . . . . . . . . .       $    450
  Average number of shares
    outstanding during the year
    (000's omitted) (d) . . . . . . . . . . .             945
  Average amount of debt per
    share during the year (d) . . . . . . .          $  0.48



(a) Ratio of expenses to average net assets prior to fee waiver and expense reimbursement by the Adviser was 3.66%, 4.41%, 3.62%, 3.29%, 7.06%, and 4.42%, respectively.

(b) Ratio of expenses-net includes the effect of custody credits.

(c) Ratio of net investment income (loss) to average net assets prior to fee waiver and expense reimbursement by the Adviser was (3.53)%, (3.94)%, (3.37)%, (2.83)%, (6.44)%, and (4.16)%,
respectively.

(d)  Averages computed on a daily basis.


                See Notes to Financial Statements



NOTES TO FINANCIAL STATEMENTS (Unaudited)         April 30, 1998
_________________________________________________________________

Note 1 -- Organization
 PATHFINDER FUND (the "Fund") is a series of shares of Pathfinder Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust was organized on January 21, 1987, as a Massachusetts business trust and may issue an unlimited number of shares of beneficial interest without par value in separate classes or "funds." Currently, the Trust offers shares in one fund, PATHFINDER FUND.

Note 2 -- Significant Accounting Policies
  The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.
  A. SECURITY VALUATION. Portfolio securities of the Fund, which are traded both on an exchange and in the over-the-counter market, are valued according to the broadest and most representative market. When portfolio securities are traded, the valuation is the last reported sale price on the day of valuation. If there is no such reported sale or the valuation is based on the over-the-counter market, the securities are valued at the mean between the bid and asked prices. Securities for which reliable quotations are not readily available and restricted securities are valued at their respective fair market values as determined in good faith by the Board of Trustees of the Trust. Short-term investments are stated at cost, which, when combined with accrued interest, approximates market value.
  B. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required for the Fund.
  C. OTHER. As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
  D. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period. Actual results may differ from these estimates.

Note 3 -- Investments
  For the period ended April 30, 1998, the cost of purchases and the proceeds from the sale of securities, excluding short-term notes, for the Fund aggregated $450,000 and $2,304,148, respectively.

Note 4 --  Investment Management and Distribution Agreements
  The Fund has entered into an Investment Management Agreement with the Manager under which the Fund pays a fee, computed daily and payable quarterly, at an annual rate of .875% of the Fund's average daily net assets. The Manager is responsible for supervising the performance of all administrative services in connection with the management of the Fund.
  The Manager has agreed that, in any fiscal year, if the operating expenses of the Fund (including the fees payable to the Manager but excluding taxes, interest, distribution fees, brokerage and extraordinary expenses) exceed the expense limitations applicable to the Fund imposed by state securities laws or any regulations thereunder, the Manager will reduce its fees by the extent of such excess (unless the Manager obtains a waiver of or variance from such limitations by the appropriate state securities authorities) and, if required pursuant to any such laws or regulations, will reimburse the Fund in the amount of such excess. The Manager also currently intends to limit the total operating expenses of the Fund to 2.00% of average daily net assets. Accordingly, the Manager waived its investment advisory fee of $14,224 and reimbursed $15,824 in other expenses for the period ended April 30, 1998.
  The Trust has adopted a Plan pursuant to the rule 12b-1 under the Investment Company Act of 1940 (the "Plan") on behalf of the Fund, whereby it may pay up to a maximum annual rate of .25% of its average daily net assets to the Manager for expenses incurred in the distribution of the Fund's shares. Pursuant to this Plan the Manager is entitled to reimbursement at the end of each month for its actual expenses incurred in the distribution and promotion of the Fund's shares, including the printing of prospectuses and reports used for sales purposes, expenses of preparation and printing of sales literature and other such distribution-related expenses, a prorated portion of the Manager's overhead expenses attributable to the distribution of the Fund's shares (including leases, communications, salaries, training, supplies, photocopying, interest on overhead, and any other category of the Manager's expenses attributable to the distribution of the Fund's shares) and fees paid to dealers, banks or others as a distribution service fee for servicing shareholders of the Fund. The Plan permits the Manager to carry forward for a maximum of three years distribution expenses covered by the Plan for which the Manager has not yet received reimbursement. The Manager has waived reimbursement for all distribution expenses under the Plan, including any accrued carry forwards, for fiscal year 1997 and for the period ended April 30, 1998.
  Certain officers and Trustees of the Fund (the "Trust") are also officers and/or Directors of the Manager. During the period ended April 30, 1998, the Fund did not pay any compensation to its officers.

Note 5 -- Custody of Securities
  Under an agreement with the Custodian Bank, custody fees are reduced by credits for cash balances. Such reductions totalled $306 for the Trust during the period ended April 30, 1998. The Fund's cash balances at the Custodian Bank, which earned credits against custody fees, could have been invested in short-term instruments at times when the cash balances rose to minimum investable levels and at times when cash was not needed for redemptions or securities purchased. Such short term investments would produce additional investment income to the Fund.




                   PATHFINDER FUND
                    P.O. Box 75231
              Los Angeles, CA 90075-0231
                    (800) 444-4778

                       * * * *

                OFFICERS AND TRUSTEES

           Edwin R. Bernstein, President,
         Chief Financial Officer, Trustee

           H. Randolph Moore, Jr., Trustee

              Patricia C. Nagle, Trustee

                Werner Lange, Trustee

          Patricia L. Stephan, Vice President,
                  Secretary, Trustee

                       * * * *

                        Manager
                  Pathfinder Advisers

             Shareholder Servicing Agent
                Unified Fund Services, Inc.

                      Custodian
                 The Fifth Third Bank

                    Legal Counsel
                   Baker & Daniels



             This report is intended for
             distribution to shareholders
             of the Fund.  It may also be
             given to prospective investors
             if preceded or accompanied by
             the Fund's current Prospectus
             which contains information
             regarding fees, charges and
             investment objectives and
             policies.